Expense Example	Jul. 18, 2025 USD ($)
MetLife Opportunistic High Yield Fund | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	406
Expense Example, with Redemption, 5 Years	732
Expense Example, with Redemption, 10 Years	1,655
MetLife Opportunistic High Yield Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	559
Expense Example, with Redemption, 10 Years	1,277
MetLife Small Company Equity Fund | Institutional Shares [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	476
Expense Example, with Redemption, 5 Years	877
Expense Example, with Redemption, 10 Years	1,999
MetLife Small Company Equity Fund | Investor Shares [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	584
Expense Example, with Redemption, 5 Years	1,070
Expense Example, with Redemption, 10 Years	$ 2,410